Note 5 - Inventories, net: Summary of inventories, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Raw materials	$ 504,898	$ 562,296
Finished goods	1,081,989	457,136
Work in process	936,381	1,465,100
Subtotal	2,523,268	2,484,532
Less: impairment loss	(316,939)	(200,723)
Inventories, net	$ 2,206,329	$ 2,283,809